Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets
Prepayments and Other Current Assets
5.	Prepayments and Other Current Assets

The components of prepayments and other current assets are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepayments	1,357,173	1,672,528	239,168
Taxes receivables	699,033	3,024,945	432,561
Interest receivables	205,041	191,568	27,394
Rental and other deposits	552,878	1,150,725	164,551
Others	1,599,341	1,486,776	212,606
	4,413,466	7,526,542	1,076,280